LEASES LEASES - Schedule of supplemental balance sheet information related to leases (Details)	Dec. 31, 2019
Leases [Abstract]
Operating Lease, Weighted Average Remaining Lease Term	15 years 7 months 6 days
Operating Lease, Weighted Average Discount Rate, Percent	3.43%